Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2055 Portfolio

September 30, 2020

VIPF2055-QTLY-1120
1.9893090.101

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 49.6%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	3,562	$159,239
VIP Equity-Income Portfolio Initial Class (a)	7,997	167,448
VIP Growth & Income Portfolio Initial Class (a)	9,864	191,171
VIP Growth Portfolio Initial Class (a)	1,762	162,968
VIP Mid Cap Portfolio Initial Class (a)	1,453	46,467
VIP Value Portfolio Initial Class (a)	9,534	122,888
VIP Value Strategies Portfolio Initial Class (a)	5,647	60,146
TOTAL DOMESTIC EQUITY FUNDS
(Cost $840,749)		910,327

International Equity Funds - 41.5%
VIP Emerging Markets Portfolio Initial Class (a)	24,754	298,538
VIP Overseas Portfolio Initial Class (a)	19,414	461,864
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $693,126)		760,402

Bond Funds - 8.7%
Fidelity Inflation-Protected Bond Index Fund (a)	3,316	36,413
Fidelity Long-Term Treasury Bond Index Fund (a)	2,470	41,669
VIP High Income Portfolio Initial Class (a)	6,948	36,546
VIP Investment Grade Bond Portfolio Initial Class (a)	3,169	44,710
TOTAL BOND FUNDS
(Cost $148,205)		159,338

Short-Term Funds - 0.2%
VIP Government Money Market Portfolio Initial Class 0.01% (a)(b)
(Cost $3,650)	3,650	3,650
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,685,730)		1,833,717
NET OTHER ASSETS (LIABILITIES) - 0.0%		(204)
NET ASSETS - 100%		$1,833,513

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$27,161	$22,396	$15,806	$67	$52	$2,610	$36,413
Fidelity Long-Term Treasury Bond Index Fund	34,259	29,300	28,353	576	1,851	4,612	41,669
VIP Contrafund Portfolio Initial Class	115,869	76,940	60,267	730	913	25,784	159,239
VIP Emerging Markets Portfolio Initial Class	188,567	162,218	54,934	17,777	(1,719)	4,406	298,538
VIP Equity-Income Portfolio Initial Class	122,369	94,662	35,460	5,905	(3,506)	(10,617)	167,448
VIP Government Money Market Portfolio Initial Class 0.01%	13,605	56,247	66,202	73	--	--	3,650
VIP Growth & Income Portfolio Initial Class	139,521	109,699	41,076	7,549	(3,656)	(13,317)	191,171
VIP Growth Portfolio Initial Class	118,429	80,160	60,466	10,936	1,092	23,753	162,968
VIP High Income Portfolio Initial Class	27,229	20,328	10,282	220	(416)	(313)	36,546
VIP Investment Grade Bond Portfolio Initial Class	33,246	41,147	32,089	148	(28)	2,434	44,710
VIP Mid Cap Portfolio Initial Class	33,982	24,328	12,923	59	(346)	1,426	46,467
VIP Overseas Portfolio Initial Class	367,236	216,486	140,446	1,753	(3,717)	22,305	461,864
VIP Value Portfolio Initial Class	89,896	81,469	33,783	3,780	(3,243)	(11,451)	122,888
VIP Value Strategies Portfolio Initial Class	44,049	41,259	17,420	2,427	(2,062)	(5,680)	60,146
	1,355,418	1,056,639	609,507	52,000	(14,785)	45,952	1,833,717

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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